Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Income Taxes [Line Items]
Current tax	$ 3,250	$ 2,700	$ 3,768
– for this year	3,182	2,883	3,689
– adjustments in respect of prior years	68	(183)	79
Deferred tax	963	(22)	871
– origination and reversal of temporary differences	874	(341)	684
– effect of changes in tax rates	132	58	(11)
– adjustments in respect of prior years	(43)	261	198
Total tax expense	4,213	2,678	4,639
Tax expense	$ 3,592	$ 1,668	$ 2,536
Applicable tax rate	19.00%	19.00%	19.00%
Tax charge recorded directly to equity	$ 7	$ 7
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 813	$ 888	$ 1,413
Applicable tax rate	16.50%	16.50%	16.50%